SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands		12 Months Ended
	Jan. 04, 2016 USD ($)	Dec. 31, 2016 USD ($) Item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
SIGNIFICANT ACCOUNTING POLICIES (Line Items)
Licenses Revenue		$ 0	$ 1,600	$ 228
Grants received from the OCS		$ 114	197	292
Severance liability, percentage		8.33%
Severance expenses		$ 88	102	116
Safe-harbor contribution percentage		3.00%
Defined contribution plan, employer contributions		$ 205	180	112
Number of primary payers for trade receivables | Item		2
Provision for Doubtful Accounts		$ 1,071	0	0
Warrants and Rights Outstanding		3,675	0
Derivative, Gain on Derivative		$ 14	0	$ 79
Mirna Therapeutics Group, Inc. [Member]
SIGNIFICANT ACCOUNTING POLICIES (Line Items)
Licenses Revenue	$ 1,600		$ 1,600